Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
	US$	US$
Accrued payroll and social insurance	2,310,507	1,923,040
Cash collected on behalf of the customers(a)	77,408	52,710
Other taxes payable	662,974	525,702
Accrued IPO cost	1,167,185	167,185
Accrued service expenses	789,427	436,546
Interest payable to investors	612,443	613,095
Others(b)	240,963	366,900
Accrued Expenses and Other Current Liabilities	5,860,907	4,085,178

a.
The Group collects the EV charging considerations from end users on behalf of certain customers and pays to these customers on a regular basis.
b.
Others as of December 31, 2024 and June 30, 2025 mainly included accrued warranty and other payable.